Summary of Principal Accounting Policies - VIE Amounts and Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents	$ 284,489,282	$ 159,012,092	$ 147,263,466
Restricted cash	1,217,414
Accounts receivable, net of allowance for doubtful accounts	202,701,987	147,637,497
Contract assets, net of allowance for doubtful accounts of nil and $119,798 as of December 31, 2019 and 2020, respectively	1,884,193	829,723
Customer deposits	11,550,586	57,174,006
Amounts due from related parties	9,076,358	9,673,069
Total current assets	522,707,229	383,200,538
TOTAL ASSETS	641,960,712	524,479,978
Accounts payable	2,833,992	1,523,084
Accrued payroll and welfare expenses	29,221,956	32,786,706
Income tax payable	63,040,929	56,690,976
Other tax payable	21,203,795	20,056,387
Amounts due to related parties	7,105,885	4,406,777
Advances from customers	95,340,295	34,245,744
Lease liabilities, current	5,461,234	5,189,251
Accrued marketing and advertising expenses	70,086,288	49,830,475
Other current liabilities	22,595,612	32,783,691
Total current liabilities	316,889,986	237,513,091
Deferred tax liabilities	8,558,649	11,741,607
Lease liabilities, non-current	21,727,117	22,866,163
Total liabilities	347,175,752	272,120,861
Total revenues	719,525,983	692,604,955	462,030,656
Cost of revenues	(73,762,283)	(68,297,832)	(72,909,834)
Net income (loss)	20,998,219	10,871,851	(12,851,383)
Net cash provided by operating activities	108,494,708	19,696,016	1,692,301
Net cash provided by/(used in) investing activities	101,771	(5,561,191)	806,164
Net cash provided by financing activities	540,260	40,545
Consolidated VIEs without recourse
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents	236,976,406	123,865,160
Restricted cash	957,242
Accounts receivable, net of allowance for doubtful accounts	199,050,917	142,183,616
Contract assets, net of allowance for doubtful accounts of nil and $119,798 as of December 31, 2019 and 2020, respectively	1,884,193	817,286
Customer deposits	1,235,041	25,631,835
Amounts due from related parties	15,721,821	14,394,141
Other current assets	4,143,643	5,088,840
Total current assets	459,969,263	311,980,878
Total non-current assets	67,284,289	68,534,715
TOTAL ASSETS	527,253,552	380,515,593
Accounts payable	2,714,357	1,034,281
Accrued payroll and welfare expenses	27,228,398	29,839,798
Income tax payable	27,877,546	25,617,526
Other tax payable	19,184,369	19,150,299
Amounts due to related parties	4,737,776	3,263,567
Advances from customers	95,059,745	33,854,579
Lease liabilities, current	5,375,547	5,128,021
Accrued marketing and advertising expenses	63,973,194	46,724,846
Other current liabilities	19,030,481	28,394,803
Total current liabilities	265,181,413	193,007,720
Deferred tax liabilities	91,205	89,943
Lease liabilities, non-current	21,680,018	22,795,137
Total liabilities	286,952,636	215,892,800
Total revenues	718,861,490	691,566,168	459,944,563
Cost of revenues	(65,612,576)	(59,822,537)	(64,237,782)
Net income (loss)	14,278,316	(2,843,984)	952,919
Net cash provided by operating activities	100,460,964	44,671,170	33,053,169
Net cash provided by/(used in) investing activities	(1,068,664)	$ (5,813,685)	$ 31,110
Assets of VIE's held as collateral or restricted to settle obligations	$ 0